MASSMUTUAL

                                                        PARTICIPATION INVESTORS














2000 ANNUAL REPORT





















G R O W T H | S T R E N G T H | D I V E R S I T Y

MASSMUTUAL PARTICIPATION INVESTORS

INVESTMENT OBJECTIVE AND POLICY


The Trust's investment objective is to combine the stability of current income offered by fixed income investments with the opportunity for growth offered by capital gains. To fulfill that objective, the Trust invests in fixed income securities, securities that can be converted into equities, and equities. Many of these securities are in the form of private placements, meaning that they are not available to the general public.

Many of these investments consist of senior or subordinated debt issued by companies that have a need for growth capital or who are being acquired in leveraged transactions.A number of these securities are considered to have a higher risk than investment grade securities, because the companies involved are either smaller and/or contain a higher level of leverage.

The Trust is managed on a total return basis. Based on change in net asset value with reinvested dividends for periods ended December 31, 2000, the Trust was ranked #5 for the three-year period; #9 for the five-year period; and #4 for the ten-year period among the closed-end bond fund universe ranked by Lipper, Inc. Dividends are paid to shareholders quarterly in January, May, August and November. The Trust intends to distribute nearly all of its net income to shareholders each year. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

In this report you will find a complete listing of the Trust's holdings. We encourage you to read this section carefully for a better understanding of the Trust. We cordially invite all shareholders to attend the MassMutual Participation Investors Annual Meeting of Shareholders, which will be held on April 20, 2001 at 1:00p.m. in Springfield, Massachusetts.

_______________________________________
MassMutual Participation Investors is a closed-end investment company, first offered to the public over a decade ago and is listed on the New York Stock Exchange.

MASSMUTUAL PARTICIPATION INVESTORS


               [PHOTO]                           [PHOTO]
         ROBERT E. JOYAL, CFA              STUART H. REESE, CFA
             PRESIDENT                           CHAIRMAN

Accumulated value of $100 reinvested in MassMutual Participation Investors vs. the average of stocks and bonds

THE TRUST'S PORTFOLIO GREW FASTER THAN THE
BOND INDEX OR A COMBINATION OF STOCKS AND BONDS.


o    MassMutual Participation Investors (1)

o    S&P Industrial Stock Index (2)

o    Lehman Brothers Government/
     Corporate Bond Index (3)

o    25%S&P Industrial Stock Index and
     75%Lehman Brothers Government/
     Corporate Bond Index


           Year
           ----
          01/91           100           100           100           100
           1991        116.13        130.81         119.8        114.34
           1992        124.93        138.28        128.27        124.76
           1993        138.71        150.79        141.73        143.48
           1994        133.84        156.57        139.53        149.26
           1995         159.6         210.8         172.4        188.24
           1996        164.22        259.35        188.01        215.72
           1997        180.24        339.86        220.14        267.71
           1998        197.29        454.62        261.62        296.92
           1999        193.04        572.15        287.82        311.08
           2000         215.9         479.1         281.7        336.33

Value of $100 invested 01/01/91


1 The Trust's return reflects change in the net asset value per share assuming reinvestment of all distributions. Past performance is no indicator of future results.

2 The S&P Industrial Index is a capitalization-weighted index of stocks designed to measure the performance of the industrial sector of the Standard and Poor's 500 Index(R) (the S&P 500 Index(R) minus financials, utilities and transportation stocks). The index does not incur expenses and cannot be purchased directly by investors.

3 The Lehman Brothers Government/Corporate Bond Index is an unmanaged measure of major U.S.Government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal. The index does not incur expenses and cannot be purchased directly by investors.

To Our Shareholders

I am pleased to share with you MassMutual Participation Investors' Annual Report covering the year ended December 31, 2000. In a particularly stormy year for the markets, we are pleased the Trust was able to end the year with an annual total rate of return of 8.11% as measured by the change in net asset value with reinvested dividends. The Trust's total net assets as of the end of 2000 were $90,948,006. Quarterly dividends remained stable throughout the year, at $.24 per share. Including the extra dividend of $.55 per share in December, dividends totaling $1.51 per share were distributed in 2000. The net asset value per share of the Trust decreased slightly in 2000 to $9.75 from $10.40 in 1999.

REVIEW OF 2000

The year 2000 brought an end to the longest economic expansion in our nation's history. Instead of the debate over whether the millennium began in 2000 or 2001, 2000 will be remembered as the year when the Internet suddenly became a place of business - and evaluated using more traditional measures.

The year began with an incredible surge in the stock market, in particular in the high-tech and biotech sectors. The first bad news of the season came from on line retailers, whose holiday business was somewhat less than expected. Then the Federal Reserve, in an attempt to slow the economy, raised rates incrementally through May. The market responded with steep declines. The Internet bubble burst, as IPOs began to fail, companies began laying off employees or just shutting down entirely. The NASDAQ, home to most publicly traded high-tech stocks, experienced the most significant annual drop in its history, plunging more than 39% by the end of the year. In contrast, the S&P 500 was relatively calm, losing just over 9%, yet it was its worst return since 1977. The Dow Jones Industrial Average broke a 9-year winning streak, falling over 4%.

Growth stocks, defined as the stocks of those companies expected to grow faster than the economy in general, as a category, were hit very hard, because the category includes so many high-tech companies. As a result, funds that focused on growth stocks tended to perform poorly in 2000.

Bonds fared far better. Interest rates, while rising somewhat, stabilized in the last half of the year. Total return on long-term Treasuries went from an 8% loss in 1999 to a 20% gain in 2000. The Lehman Brothers Government/Corporate Bond Index returned 11.84% and the Merrill Lynch High Yield Bond Index lost 5.10%, still better than stocks.

_______________________________________
IN A PARTICULARLY STORMY YEAR FOR THE MARKETS, WE ARE PLEASED THE TRUST WAS ABLE TO END THE YEAR WITH AN ANNUAL TOTAL RATE OF RETURN OF 8.11% AS MEASURED BY THE CHANGE IN NET ASSET VALUE WITH REINVESTED DIVIDENDS.

MASSMUTUAL PARTICIPATION INVESTORS


FOR THE 5-YEAR PERIOD ENDED DECEMBER 31, 2000, THE TRUST RANKED #9 OUT OF THE 375 CLOSED END BOND FUNDS TRACKED BY LIPPER, INC.

o    MassMutual Participation Investors
     (Based on earnings and change in net asset value)

o    S&P Industrial Stock Index

o    Lehman Brothers Government/
     Corporate Bond Index

-------------------------------------------------
Total Annual Return (as of 12/31 each year)
-------------------------------------------------
40%
----             31.04    33.77
30%
----    23.03    24.10             25.89
20%
----    14.60
10%                       10.91             11.84
----     2.90     9.75     9.46     4.77     8.11
0%
--------                           -2.15
-10%
----                                       -16.26
-20%
-------------------------------------------------
         1996     1997     1998     1999     2000


WHAT IT MEANS TO THE TRUST

How does this news relate to the activities of the Trust? Reading our investment objective, it is clear that we look for companies that provide opportunities for long-term growth. However, we have been able to limit the impact of the current market environment on the portfolio because our focus is on the everyday goods and services that are part of any economic climate. More specifically, these events comprised the highlights of the Trust's activity in 2000:

The Trust experienced major gains from four separate transactions during the year. TREND TECHNOLOGIES, a manufacturer and assembler of plastic injection molded parts that we acquired in 1997, was sold to another financial buyer. We retained a small equity position as a part of the sale with a gain of $4.5 million for the Trust.

PLAYCORE,INC., a manufacturer and distributor of home playground equipment and accessories was sold to another financial buyer. We acquired the securities in 1997 and the total gain to the Trust was $1.1 million.
_______________________________________
WE HAVE BEEN ABLE TO LIMIT THE IMPACT OF THE CURRENT MARKET ENVIRONMENT ON THE PORTFOLIO BECAUSE OUR FOCUS IS ON THE EVERYDAY GOODS AND SERVICES THAT ARE PART OF ANY ECONOMIC CLIMATE.

      [PHOTO]                         [PHOTO]                     [PHOTO]

CHARLES C. MCCOBB, CFA            STEPHEN L. KUHN            CLIFFORD M. NOREEN
  VICE PRESIDENT AND            VICE PRESIDENT AND             VICE PRESIDENT
CHIEF FINANCIAL OFFICER              SECRETARY


LATIN COMMUNICATIONS is an operator of Spanish-language media in North America that we acquired in 1998. This sale to a strategic buyer who has other interests in Spanish media properties brought a gain of $565 thousand to the Trust.

HARTZELL MANUFACTURING is a provider of contract engineering, manufacturing and assembly services for a variety of industrial manufacturing companies. We acquired the security originally in 1997. When the company was sold to a third party, the Trust experienced gains of $949 thousand.

These gains allowed us to essentially offset the realized losses and write-downs in the portfolio resulting from a softening in the economic climate and decline in the stock markets during the year.

The year 2000 was also an important year for new investments. The Trust closed 25 deals during the year, including 21 new investments and four additions to current positions. Among the new holdings in the portfolio:

o ADORN, INC., a manufacturer of wall panels, cabinets, moldings and countertops for houses and recreational vehicles.

o ENZYMATIC THERAPY, INC., a manufacturer and distributor of branded natural medicines and nutritional supplements.

o INTEGRATION TECHNOLOGY SYSTEMS, INC., a manufacturer of steel protective computer and network systems for industrial and office environments.

o LANCASTER LABORATORIES, one of the largest laboratory testing operations in the United States.

o   MOSS INC., a manufacturer of large display and exhibit structures.

o   PLASSEIN PACKAGING, INC., a manufacturer of flexible packaging products.

o SPECTAGUARD ACQUISITION LLC, the tenth largest provider of security officers in the United States. Strategic Equipment & Supply Partners, Inc., a provider of kitchen and restaurant design, equipment fabrication and installation services.

o TRONAIR, INC., A designer, engineer and manufacturer of ground support equipment for the business, commuter and commercial aviation markets.

You will find details of all the Trust's holdings in the Consolidated Schedule of Investments.

_______________________________________
THE TRUST CLOSED 25 DEALS DURING THE YEAR, INCLUDING 21 NEW INVESTMENTS AND FOUR ADDITIONS TO CURRENT POSITIONS.

MASSMUTUAL PARTICIPATION INVESTORS


PREVIEW OF 2001

It is already clear that the Federal Reserve Board is playing an active role in working to prevent recession. In the first week of January, the Federal Reserve Board reduced rates by one half of one percent and followed by a second one half-point reduction in the last week of January. The Federal Reserve Board's action has already impacted mortgage rates, and they could drop again in anticipation of future downward movement.

While the stock market seems to be responding to the Federal Reserve Board's action, it is likely that 2001 could continue to be a volatile environment. Many of the fundamental issues that characterized the downfall of Internet stocks remain unchanged. Instead of the feverish embrace that seemed to accompany any new offering, investors are sitting back and waiting for strong earnings reports
- just as they would for any bricks and mortar company. With so many people wondering if they should get ready for recession or catch their breath before a new expansion, the theme for 2001 is probably "back to basics."

The Trust will continue its disciplined approach of focusing on investing in companies that offer good value on a risk-adjusted basis. We believe that our investment approach has provided solid investment returns to the Trust in the past and is particularly well suited to do so in this unsettled future.

Sincerely,

/s/ Robert Joyal

Robert Joyal
President.

_______________________________________
THE TRUST WILL CONTINUE ITS DISCIPLINED APPROACH OF FOCUSING ON INVESTING IN COMPANIES THAT OFFER GOOD VALUE ON A RISK-ADJUSTED BASIS.


TAX INFORMATION

2000 DIVIDEND PAYMENTS    RECORD DATE     NET INVESTMENT INCOME     SHORT-TERM GAINS    TAX EFFECT
--------------------------------------------------------------------------------------------------------
Regular                    05/08/00             0.2400                    --
                           07/31/00             0.2400                    --
                           10/31/00             0.2400                    --
                           12/31/00             0.2400                    --
Extra                      12/31/00               --                    0.5500
--------------------------------------------------------------------------------------------------------
Total Dividends                                 0.9600                  0.5500            $1.51
                                                                                       represents
                                                                                       income for
                                                                                       tax purposes



THE TRUST DID NOT HAVE NET LONG-TERM CAPITAL GAINS IN 2000.
--------------------------------------------------------------------------------------------------------




ANNUAL DIVIDEND AMOUNT        QUALIFIED FOR DIVIDEND RECEIVED DEDUCTION***        INTEREST EARNED ON U.S. GOV'T. OBLIGATIONS
     PER SHARE                       PERCENT         AMOUNT PER SHARE                PERCENT           AMOUNT PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
       $1.51                         1.35647%            0.020483                    0.0000%               0.0000


*** Not available to individual shareholders.

FINANCIAL REPORT



































                       CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES       8

                       CONSOLIDATED STATEMENTS OF OPERATIONS                   9

                       CONSOLIDATED STATEMENTS OF CASH FLOWS                  10

                       CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS       11

                       CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS             12

                       CONSOLIDATED SCHEDULE OF INVESTMENTS                13-32

                       CONSOLIDATED NOTES TO FINANCIAL STATEMENTS          33-35

                       INDEPENDENT AUDITORS REPORT                            36

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES.
December 31, 2000 and 1999
                                                      -----------   -----------
                                                         2000          1999
                                                      -----------   -----------
ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost 2000 - $108,795,914; 1999 - $107,273,175)   $96,900,595   $94,529,844
  Corporate public securities at market value
    (Cost 2000 - $17,202,460; 1999 - $20,484,878)      12,852,349    23,590,626
  Short-term securities at cost plus earned
    discount which approximates market value            7,863,378     6,415,804
--------------------------------------------------------------------------------
                                                      117,616,322   124,536,274
Cash                                                      587,230       186,625
Interest and dividends receivable, net                  2,622,561     2,230,094
Receivable for investments sold                         1,181,397        79,268
--------------------------------------------------------------------------------
    TOTAL ASSETS                                     $122,007,510  $127,032,261
================================================================================

LIABILITIES:
Dividend payable                                       $7,372,901    $6,066,311
Payable for investments purchased                         362,894             -
Management fee payable                                    202,213       218,775
Note payable                                           12,000,000    12,000,000
Revolving Credit Agreement                             10,500,000    10,500,000
Interest payable                                          242,707       230,144
Accrued expenses                                           80,640        75,259
Accounts payable                                          298,149       184,170
Accrued taxes                                                  --       742,946
--------------------------------------------------------------------------------
    TOTAL LIABILITIES                                  31,059,504    30,017,605
--------------------------------------------------------------------------------

NET ASSETS:
Common shares,par value $.01 per share; an
  unlimited number authorized                              93,328        93,328
Additional paid-in capital                             86,248,491    86,248,491
Retained net realized gain on investments,
  prior years                                          19,904,384    18,524,626
Undistributed net investment income                       787,111       406,381
Undistributed net realized gain on investments            160,122     1,379,758
Net unrealized depreciation of investments            (16,245,430)   (9,637,928)
--------------------------------------------------------------------------------
    TOTAL NET ASSETS                                   90,948,006    97,014,656
--------------------------------------------------------------------------------
    TOTAL LIABILITIES AND NET ASSETS                 $122,007,510  $127,032,261
================================================================================
COMMON SHARES ISSUED AND OUTSTANDING                    9,332,786     9,332,786
================================================================================
NET ASSET VALUE PER SHARE                                   $9.75        $10.40
================================================================================
See Notes to Financial Statements
8

CONSOLIDATED STATEMENTS OF OPERATIONS
For the years ended December 31, 2000 and 1999
                                                      -----------   -----------
                                                         2000          1999
                                                      -----------   -----------
INVESTMENT INCOME:

Interest                                              $12,010,100   $11,413,336
Dividends                                                 191,160       341,378
--------------------------------------------------------------------------------
    TOTAL INCOME                                       12,201,260    11,754,714
--------------------------------------------------------------------------------

EXPENSES:

Management fee                                            920,008       930,699
Trustees'fees and expenses                                 98,139        94,244
Transfer Agent/Registrar's expenses                        39,200        57,656
Interest                                                1,565,220     1,442,141
Reports to shareholders                                    76,000        12,000
Audit and legal                                            41,296        49,092
Other                                                     121,193       146,845
--------------------------------------------------------------------------------
    TOTAL EXPENSES                                      2,861,056     2,732,677
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (2000 - $1.00 PER SHARE;
  1999 - $.97 PER SHARE)                                9,340,204     9,022,037
--------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain on investments                            5,293,154     5,931,984
Provision for federal income taxes                             --      (742,946)
--------------------------------------------------------------------------------
Net realized gain on investments                        5,293,154     5,189,038
Net change in unrealized depreciation of investments   (6,607,502)  (10,123,944)
--------------------------------------------------------------------------------
    NET LOSS ON INVESTMENTS                            (1,314,348)   (4,934,906)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $8,025,856    $4,087,131
================================================================================

See Notes to Financial Statements

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENTS OF CASH FLOWS.
For the years ended December 31, 2000 and 1999
                                                      -----------   -----------
                                                         2000          1999
                                                      -----------   -----------
NET INCREASE (DECREASE)IN CASH:

Cash flows from operating activities:
  Interest and dividends received                     $10,976,447   $11,419,616
  Interest expense paid                                (1,552,657)   (1,407,937)
  Operating expenses paid                              (1,193,037)   (1,873,567)
  Federal income tax paid                                (742,946)   (2,599,749)
--------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES           7,487,807     5,538,363
--------------------------------------------------------------------------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net       (1,067,572)     (408,468)
  Purchase of portfolio securities                    (65,687,525)  (81,014,670)
  Proceeds from disposition of portfolio securities    72,453,813    84,148,047
--------------------------------------------------------------------------------
    NET CASH PROVIDED BY INVESTING ACTIVITIES           5,698,716     2,724,909
--------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING
      ACTIVITIES                                       13,186,523     8,263,272
--------------------------------------------------------------------------------

Cash flows from financing activities:
  Cash dividends paid from net investment income       (8,976,638)   (8,624,930)
  Cash dividends paid from net realized
    gain on investments                                (3,809,280)   (1,482,328)
--------------------------------------------------------------------------------
    NET CASH USED FOR FINANCING ACTIVITIES             (12,785,91)  (10,107,258)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH                           400,605    (1,843,986)
Cash - beginning of year                                  186,625     2,030,611
--------------------------------------------------------------------------------
CASH - END OF YEAR                                       $587,230      $186,625
================================================================================


RECONCILIATION OF NET INCREASE IN NET ASSETS TO
NET CASH FROM OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $8,025,856    $4,087,131
--------------------------------------------------------------------------------

  Decrease in investments                               6,919,952     6,194,560
  (Increase) decrease in interest and dividends
    receivable, net                                      (392,467)      201,461
  (Increase) decrease in receivable for
    investments sold                                   (1,102,127)      185,756
  Increase in payable for investments purchased           362,894             -
  (Decrease) in management fee payable                    (16,562)      (18,407)
  Increase in interest payable                             12,563        34,200
  Increase (decrease) in accrued expenses                   5,381      (492,653)
  Increase (decrease) in accounts payable                 113,979       (71,973)
  (Decrease) in accrued taxes                            (742,946)   (1,856,803)
--------------------------------------------------------------------------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS     5,160,667     4,176,141
--------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING
      ACTIVITIES                                      $13,186,523    $8,263,272
================================================================================

See Notes to Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999

                                                      -----------   -----------
                                                         2000          1999
                                                      -----------   -----------
DECREASE IN NET ASSETS:

Operations:
  Net investment income                                $9,340,204    $9,022,037
  Net realized gain on investments                      5,293,154     5,189,038
  Net change in unrealized depreciation
    of investments                                     (6,607,502)  (10,123,944)
--------------------------------------------------------------------------------
  Net increase in net assets resulting from
    operations                                          8,025,856     4,087,131

  Net increase in shares of beneficial interest
    transactions                                               --       509,557

Dividends to shareholders from:
  Net investment income
    (2000 - $.96 per share; 1999 - $.96 per share)     (8,959,475)   (8,972,750)
  Net realized gains on investments
    (2000 - $.55 per share; 1999 - $.41 per share)     (5,133,031)   (3,809,280)
--------------------------------------------------------------------------------
    Total decrease                                     (6,066,650)   (8,185,342)


NET ASSETS, BEGINNING OF YEAR                          97,014,656   105,199,998
--------------------------------------------------------------------------------

NET ASSETS, END OF PERIOD (INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME IN 2000 - $787,111;
    1999 - $406,381)                                  $90,948,006   $97,014,656
================================================================================

See Notes to Financial Statements

MASSMUTUAL PARTICIPATION INVESTORS


CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS

Selected data for each share of beneficial interest outstanding:

                               ------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                2000      1999      1998      1997      1996      1995      1994      1993      1992      1991
                               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value:
  Beginning of period          $10.40    $11.33    $11.52    $10.54    $10.34    $ 8.84    $ 9.13    $ 8.58    $ 8.58    $ 8.29
-------------------------------------------------------------------------------------------------------------------------------

Net investment income            1.00      0.97      0.97      0.87      0.76      0.73      0.66      0.68      0.69      0.82
Net realized and unrealized
  gain (loss) on investments    (0.14)    (0.53)    (0.02)     1.13      0.42      1.50     (0.30)     0.57      0.07      0.35
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                     0.86      0.44      0.95      2.00      1.18      2.23      0.36      1.25      0.76      1.17
-------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment
  income to common shareholders (0.96)    (0.96)    (0.96)    (0.83)    (0.78)    (0.73)    (0.65)    (0.69)    (0.69)    (0.82)

Distributions from net realized
  gain on investments to common
  shareholders                  (0.55)    (0.41)    (0.18)    (0.19)    (0.20)     --        --        --       (0.07)    (0.06)

Distributions from return of
capital to common shareholders   --        --        --        --        --        --        --       (0.01)     --        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions             (1.51)    (1.37)    (1.14)    (1.02)    (0.98)    (0.73)    (0.65)    (0.70)    (0.76)    (0.88)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value:
  End of year                  $ 9.75    $10.40    $11.33    $11.52    $10.54    $10.34    $ 8.84    $ 9.13    $ 8.58    $ 8.58
-------------------------------------------------------------------------------------------------------------------------------
Per share market value:
  End of year                  $10.94    $10.25    $12.00    $11.63    $ 9.25    $ 9.13    $ 7.38    $ 8.00    $ 7.38    $ 8.63
===============================================================================================================================
Total investment return:
  Market value                  22.91%   (2.30)%    15.82%    43.05%    15.40%    34.65%     0.35%    17.67%   (6.33)%    44.00%
  Net asset value                8.11%     4.77%    10.91%    24.10%    14.60%    26.11%     4.02%    15.01%     9.11%    14.34%

Net assets (in millions):
  End of period                $90.95    $97.01   $105.20   $106.16    $97.15    $95.29    $81.43    $84.11    $79.05    $78.76

Ratio of operating expenses
  to average net assets          1.28%     1.25%     1.16%     1.12%     1.11%     1.28%     1.25%     1.26%     1.26%     1.28%

Ratio of interest expense to
  average net assets             1.54%     1.38%     1.35%     0.93%     0.85%     0.43%     --        --        --        --

Ratio of total expenses to
  average net assets             2.82%     2.63%     2.51%     2.05%     1.96%     1.71%     1.25%     1.26%     1.26%     1.28%

Ratio of net investment income
  to average net assets          9.20%     8.70%     8.16%     7.59%     7.18%     7.56%     7.30%     7.66%     7.89%     9.50%

Portfolio turnover              55.97%    66.17%    54.53%    70.88%    68.48%    59.27%    51.42%    34.28%    36.04%    32.98%

See Notes to Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
                                                                or Principal         Acquisition                  Fair Value
CORPORATE RESTRICTED SECURITIES -106.54%: (A)                      Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENT INVESTMENTS -99.98%

A T I ACQUISITION CORPORATION
A MANUFACTURER OF DISPOSABLE NONWOVEN PROTECTION PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Floating Rate Revolving Credit Note due 2003                  $533,638           12/16/98       $533,638      $530,328
10% Senior Secured Note due 2006                                   $1,181,817           12/16/98      1,181,817     1,142,344
12% Subordinated Note due 2008                                       $909,090           12/16/98        854,545       855,545
Common Stock (B)                                                 181,818 shs.           12/16/98        181,818       163,636
Warrant, exercisable until 2008, to purchase common stock
  at $1 per share (B)                                            129,870 shs.           12/16/98         54,545         1,299
                                                                                                   --------------------------
                                                                                                      2,806,363     2,693,152
                                                                                                   --------------------------

ADORN, INC.
A MANUFACTURER OF WALL PANELS, CABINETS, MOLDINGS AND COUNTERTOPS FOR HOUSES AND RECREATIONAL VEHICLES.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Subordinated Note due 2010                                   $1,125,000            2/29/00        969,197     1,097,212
Warrant, exercisable until 2010, to purchase common stock
  at $.02 per share (B)                                              192 shs.            2/29/00        162,931             2
                                                                                                   --------------------------
                                                                                                      1,132,128     1,097,214
                                                                                                   --------------------------

ADVENTURE ENTERTAINMENT CORPORATION
AN OWNER AND OPERATOR OF THEMED FAMILY ENTERTAINMENT CENTERS.
-----------------------------------------------------------------------------------------------------------------------------
19% Senior Subordinated Note due 2004                                $103,524            12/9/99        103,524        51,762
7% Redeemable Series B Preferred Stock                             1,020 shs.           10/31/97        994,395       248,595
Warrant, exercisable until 2005, to purchase Class A common
  stock at $.01 per share (B)                                      3,222 shs.           10/31/97         12,495            32
                                                                                                   --------------------------
                                                                                                      1,110,414       300,389
                                                                                                   --------------------------

ALPHA SHIRT COMPANY
A DOMESTIC DISTRIBUTOR OF IMPRINTABLE APPAREL AND OTHER RELATED ITEMS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2007                              $1,684,300            4/30/99      1,478,073     1,699,796
Common Stock (B)                                                     561 shs.            4/30/99        561,150       332,843
Warrant, exercisable until 2007, to purchase common stock
  at $.01 per share (B)                                              305 shs.            4/30/99        235,802       180,995
                                                                                                   --------------------------
                                                                                                      2,275,025     2,213,634
                                                                                                   --------------------------

AMERICA'S BODY CO./LCP HOLDING CO.
A DESIGNER AND MANUFACTURER OF COMMERCIAL WORK VEHICLES.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated note due 2007                              $1,750,000            11/2/98      1,531,446     1,740,200
Warrant, exercisable until 2007, to purchase common stock
  at $.01 per share (B)                                               29 shs.            11/2/98        256,667       215,672
                                                                                                   --------------------------
                                                                                                      1,788,113     1,955,872
                                                                                                   --------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

BETA BRANDS, INC. - T.S.E.
A MANUFACTURER OF HARD CANDY AND CHOCOLATE-COATED PRODUCTS SOLD PRIMARILY TO THE CANADIAN MARKET.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Revolving Credit Note due 2005                        $332,340           12/23/97       $332,340      $166,170
Senior Secured Tranche A Floating Rate Note due 2004               $1,147,000                  *      1,147,000       573,500
17.75% Senior Secured Tranche B Note due 2005                        $363,920           12/23/97        363,920       181,960
Limited Partnership Interests of CM Equity Partners (B)            3.48% int.           12/22/97        391,941         3,934
Warrant, exercisable until 2005, to purchase common stock
  at $.81 per share (B)                                          107,267 shs.           12/23/97             --         1,073
                                                                                                   --------------------------
                                                                                                      2,235,201       926,637
                                                                                                   --------------------------
*12/23/97 and 1/31/99


BETTER MINERALS & AGGREGATES
A PRODUCER OF HIGH GRADE INDUSTRIAL AND SPECIALTY SILICA SANDS.
-----------------------------------------------------------------------------------------------------------------------------
14% Redeemable Preferred Stock                                       379 shs.            9/30/99        265,848       268,340
Redeemable Preferred Stock Series A (B)                           20,999 shs.           12/19/96        194,435       174,991
Convertible Preferred Stock Series B, convertible into
  Series B common stock at $9.26 per share (B)                    41,998 shs.           12/19/96        388,865       349,982
Common Stock (B)                                                  10,013 shs.            9/30/99        399,505       359,555
Warrants, exercisable until 2005 and 2010, to purchase Series
  A and B preferred stock and common stock at $.01 per unit (B)    5,700 shs.                  *         64,247        10,413
                                                                                                   --------------------------
                                                                                                      1,312,900     1,163,281
                                                                                                   --------------------------
* 12/19/96 and 9/30/99


C & K MANUFACTURING AND SALES COMPANY
A MANUFACTURER AND DISTRIBUTOR OF BRANDED PACKAGING AND SUPPLY PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving Credit Facility due 2002      $326,122            8/29/96        326,122        65,224
Senior Secured Series A Floating Rate Term Note due 2002           $1,092,158            8/29/96      1,092,158       218,432
12% Series B Term Note due 2004                                      $266,000            8/29/96        258,269        53,200
Membership Interests (B)                                           2.80% int.            8/29/96         62,750            --
Warrant, exercisable until 2004, to purchase membership
  interests at $.01 per interest (B)                                  18 int.            8/29/96         13,300            --
                                                                                                   --------------------------
                                                                                                      1,752,599       336,856
                                                                                                   --------------------------

CAINS FOODS,L.P.
A PRODUCER OF MAYONNAISE, SAUCE AND PICKLE PRODUCTS FOR BOTH THE RETAIL AND FOOD SERVICE MARKETS.
-----------------------------------------------------------------------------------------------------------------------------
8% Junior Subordinated Convertible Note due 2004, convertible
  into partnership points at $1,388.89 per point                      $54,054            9/29/95         54,054        46,892
Warrant, exercisable until 2006, to purchase partnership points
  at $.01 per point (B)                                               19 pts.            9/29/95         25,130            --
                                                                                                   --------------------------
                                                                                                         79,184        46,892
                                                                                                   --------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

CAPESUCCESS LLC
A PROVIDER OF DIVERSIFIED STAFFING SERVICES.
-----------------------------------------------------------------------------------------------------------------------------
Preferred Membership Interests                                       806 int.            3/31/98         $3,598        $3,238
Common Membership Interests                                       10,421 int.            3/31/98         46,493        41,843
                                                                                                   --------------------------
                                                                                                         50,091        45,081
                                                                                                   --------------------------

CAPITOL SPECIALTY PLASTICS, INC.
A PRODUCER OF DESSICANT STRIPS USED FOR PACKAGING PHARMACEUTICALS PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                      55 shs.                  *            252           201
                                                                                                   --------------------------
*12/30/97 and 5/29/99


CHAPARRAL RESOURCES, INC. - O.T.C.
AN INTERNATIONAL OIL AND GAS EXPLORATION AND PRODUCTION COMPANY.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                      41 shs.            12/3/97          1,599           134
                                                                                                   --------------------------

COLIBRI HOLDINGS CORPORATION
A MANUFACTURER AND DISTRIBUTOR OF WILD BIRD FEEDERS AND ACCESSORIES.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2008                              $843,750            9/22/00        705,598       825,525
Common Stock (B)                                                     756 shs.            9/22/00        281,250       253,124
Warrant, exercisable until 2008, to purchase common stock
  at $.01 per share (B)                                              446 shs.            9/22/00        140,625             4
                                                                                                   --------------------------
                                                                                                      1,127,473     1,078,653
                                                                                                   --------------------------

CONSUMER PRODUCT ENTERPRISES, INC.
A MANUFACTURER OF COLORED ACRYLIC FELT FOR CONSUMER USE.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving Credit Notes due 2003         $359,507            12/8/95        359,507       251,656
10.75% Senior Secured Term Note due 2003                             $306,887            12/8/95        306,887       214,821
12% Senior Subordinated Note due 2005                                $400,287            12/8/95        385,965       240,172
Common Stock (B)                                                  92,280 shs.            12/8/95         92,280        23,070
Warrant, exercisable until 2005, to purchase common stock
  at $.01 per share (B)                                           69,210 shs.            12/8/95         25,426           692
                                                                                                   --------------------------
                                                                                                      1,170,065       730,411
                                                                                                   --------------------------

CONTICO INTERNATIONAL, INC.
A DEVELOPER, MANUFACTURER AND MARKETER OF CONSUMER, COMMERCIAL AND INDUSTRIAL PLASTIC PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2003                                $300,000            3/23/93        300,000       308,520
                                                                                                   --------------------------

CORVEST PROMOTIONAL PRODUCTS, INC.
A MANUFACTURER AND DISTRIBUTOR OF PROMOTIONAL PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2007                              $2,045,455                  *      1,909,216     1,996,364
Common Stock (B)                                                      30 shs.                  *         51,136         6,165
Limited Partnership Interest                                      10.23% int.                  *        152,816       114,903
Warrant, exercisable until 2007, to purchase common
  stock at $.01 per share (B)                                         97 shs.                  *        157,343        20,140
                                                                                                   --------------------------
                                                                                                      2,270,511     2,137,572
                                                                                                   --------------------------
* 3/5/99 and 3/24/99

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

DIRECTED ELECTRONICS, INC.
A DESIGNER AND DISTRIBUTOR OF BRAND NAME AUTOMOTIVE SECURITY SYSTEMS, AUDIO PRODUCTS, AND INSTALLATION ACCESSORIES.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2007                              $1,776,307           12/22/99     $1,574,148    $1,770,623
8% Convertible Class B Subordinated Promissory Note due 2008          $39,474           12/22/99         39,474        37,958
Class B common stock (B)                                          13,816 shs.           12/22/99        138,157       124,342
Limited Partnership Interests                                      4.61% int.           12/22/99        276,220       248,600
Warrant, exercisable until 2007, to purchase common stock
  at $.01 per share (B)                                           23,958 shs.           12/22/99        219,078           240
                                                                                                   --------------------------
                                                                                                      2,247,077     2,181,763
                                                                                                   --------------------------

DISCOUNT AUTO PARTS
A RETAILER OF AUTO PARTS.
-----------------------------------------------------------------------------------------------------------------------------
9.8% Senior Secured Note due 2003                                    $450,000            11/2/89        450,000       459,540
                                                                                                   --------------------------


DIVERSCO, INC./DHI HOLDINGS, INC.
A CONTRACT PROVIDER OF JANITORIAL AND EQUIPMENT MAINTENANCE SERVICES AND TEMPORARY PRODUCTION LABOR TO INDUSTRIAL CUSTOMERS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2006                              $1,407,000            8/28/98      1,279,091     1,055,250
Membership Interests of MM/Lincap Diversco
  Investments Ltd., LLC (B)                                        1.74% int.            8/27/98        366,495       183,248
Warrants, exercisable until 2003 & 2006, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         1,814 shs.                  *        201,655            18
                                                                                                   --------------------------
                                                                                                      1,847,241     1,238,516
                                                                                                   --------------------------
* 10/24/96 and 8/28/98

ENZYMATIC THERAPY, INC.
A MANUFACTURER AND DISTRIBUTOR OF BRANDED NATURAL MEDICINES AND NUTRITIONAL SUPPLEMENTS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2009                                $843,750            3/30/00        701,941       837,506
Limited Partnership Interest                                       0.75% int.            3/30/00        281,250       253,125
Warrant, exercisable until 2009, to purchase common stock
  at $.01 per share (B)                                              253 shs.            3/30/00        135,000             3
                                                                                                   --------------------------
                                                                                                      1,118,191     1,090,634
                                                                                                   --------------------------

EVANS CONSOLES, INC.
A DESIGNER AND MANUFACTURER OF CONSOLES AND CONTROL CENTER SYSTEMS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Tranche A Floating Rate Note due 2005                 $606,550             3/2/98        606,550       600,424
8.85% Senior Secured Tranche A Note due 2005                         $606,550             3/2/98        606,550       570,157
11.75% Senior Secured Tranche B Note due 2006                        $350,000             3/2/98        307,395       353,465
Common Stock (B)                                                  13,524 shs.            2/11/98         47,691        38,153
Limited Partnership Interests of CM Equity Partners (B)            0.56% int.            2/11/98         63,525        50,820
Warrant, exercisable until 2006, to purchase common stock
  at $.01 per share (B)                                           17,391 shs.             3/2/98         56,000           174
                                                                                                   --------------------------
                                                                                                      1,687,711     1,613,193
                                                                                                   --------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

EXAMINATION MANAGEMENT SERVICES, INC.
A NATIONAL FULL-SERVICE EVIDENCE PROVIDER TO THE INSURANCE INDUSTRY AND A PROVIDER OF OCCUPATIONAL HEALTH TESTING.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2007                              $1,116,867            3/16/99     $1,036,882    $1,076,660
Limited Partnership Interest (B)                                   2.79% int.             3/1/99      1,133,133     1,019,820
Warrant, exercisable until 2007, to purchase common stock
  at $.01 per share (B)                                           40,888 shs.            3/16/99         93,072        40,888
                                                                                                   --------------------------
                                                                                                      2,263,087     2,137,368
                                                                                                   --------------------------

FASTENERS FOR RETAIL, INC.
A DESIGNER AND MARKETER OF LOW-COST FASTNERS FOR POINT OF PURCHASE DISPLAYS AND SIGNAGE IN RETAIL ENVIRONMENTS.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2007                            $1,932,000           12/22/99      1,705,241     2,002,711
Class B common Stock (B)                                             318 shs.           12/22/99        318,000       254,400
Warrant, exercisable until 2007, to purchase common stock
  at $.02 per share (B)                                              312 shs.           12/22/99        245,034             3
                                                                                                   --------------------------
                                                                                                      2,268,275     2,257,114
                                                                                                   --------------------------

FLEMING ACQUISITION CORPORATION
A SUPPLIER OF HIGH-QUALITY, PREMIUM PRINTED LABELS FOR DISTILLED SPIRITS, WINE, FOOD AND HOUSEHOLD PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                     270 shs.            4/28/95        135,000        22,984
Warrant, exercisable until 2005, to purchase common stock
  at $.01 per share (B)                                              190 shs.            4/28/95         85,226        16,161
Incentive Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                  10 shs.            4/28/95          1,136           817
                                                                                                   --------------------------
                                                                                                        221,362        39,962
                                                                                                   --------------------------

G C-SUN HOLDINGS, LP
A VALUE-ADDED NATIONAL DISTRIBUTOR OF MAINTENANCE, REPAIR AND OPERATING SUPPLIES SUCH AS FASTNERS, ELECTRICAL COMPONENTS AND TOOLS.
-----------------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2008                                $920,000             3/2/00        745,029       913,928
Warrant, exercisable until 2008, to purchase common stock
  at $.01 per share (B)                                              469 shs.             3/2/00        185,220             5
                                                                                                   --------------------------
                                                                                                        930,249       913,933
                                                                                                   --------------------------

GOLDEN BEAR OIL SPECIALTIES
A MANUFACTURER OF ASPHALT AND SPECIALTY LUBRICATING AND PROCESSING OILS.
-----------------------------------------------------------------------------------------------------------------------------
17% Senior Subordinated Note due 2005                              $1,717,950            7/18/97      1,682,940       171,795
18% Bridge Preferred Stock                                           144 shs.            5/30/00        144,270            --
12% Preferred Stock                                                  196 shs.            7/18/97        155,556            --
Common Stock (B)                                                  13,537 shs.            7/18/97         38,920            --
Warrant, exercisable until 2005, to purchase common stock
at $.001 per share (B)                                            11,670 shs.            7/18/97         35,010            --
Warrant, exercisable until 2010, to purchase common stock
  at $.001 per share (B)                                           8,556 shs.            7/18/97             --            --
                                                                                                   --------------------------
                                                                                                      2,056,696       171,795
                                                                                                   --------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

HAMILTON FUNERAL SERVICES
THE LARGEST PRIVATELY HELD OWNER AND OPERATOR OF FUNERAL HOMES IN THE UNITED STATES.
-----------------------------------------------------------------------------------------------------------------------------
16.5% Senior Subordinated Note due 2007                            $1,838,141                  *     $1,838,141    $1,286,699
Warrant, exercisable until 2007, to purchase common stock
  at $1 per share (B)                                            196,421 shs.                  *         28,131         1,964
                                                                                                   --------------------------
                                                                                                      1,866,272     1,288,663
                                                                                                   --------------------------
* 1/25/99 and 7/16/99

HANOVER COMPRESSOR COMPANY
A PROVIDER OF NATURAL GAS HANDLING EQUIPMENT AND SERVICES.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                  58,291 shs.             6/5/00        734,155     2,467,715
                                                                                                   --------------------------

HIGHGATE CAPITAL, LLC
AN ACQUIRER OF CONTROLLING OR SUBSTANTIAL INTERESTS IN MANUFACTURING AND MARKETING ENTITIES.
-----------------------------------------------------------------------------------------------------------------------------
Series A Preferred Units (B)                                      25,000 uts.            7/21/94        128,961       175,000
                                                                                                   --------------------------

HUSSEY SEATING COMPANY
A MANUFACTURER OF SPECTATOR SEATING PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving Note due 2003               $1,046,250            6/12/96      1,046,250       729,341
Senior Secured Floating Rate Note due 2003                           $746,250                  *        746,250       520,211
10% Senior Secured Note due 2003                                     $168,750            6/12/96        168,750       136,806
12% Subordinated Secured Note due 2006                               $675,000            6/12/96        603,932       420,120
Warrant, exercisable until 2006, to purchase common stock
  at $.01 per share (B)                                            2,570 shs.            6/12/96        112,500            26
                                                                                                   --------------------------
                                                                                                      2,677,682     1,806,504
                                                                                                   --------------------------
*6/12/96 and 6/11/99


IMMEDIENT CORPORATION
A PROVIDER OF DIVERSIFIED STAFFING SERVICES.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                   2,938 shs.            3/31/98         16,156        14,543
                                                                                                   --------------------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A MANUFACTURER OF STEEL PROTECTIVE COMPUTER AND NETWORK SYSTEMS FOR THE INDUSTRIAL AND OFFICE ENVIRONMENTS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving note due 2007                  $45,936             6/1/00         45,936        45,509
11% Senior Secured Note due 2007                                   $1,205,830             6/1/00      1,205,830     1,194,013
Common Stock (B)                                                     130 shs.             6/1/00        149,500       119,600
                                                                                                   --------------------------
                                                                                                      1,401,266     1,359,122
                                                                                                   --------------------------

JACKSON PRODUCTS, INC.
A MANUFACTURER AND DISTRIBUTOR OF A VARIETY OF INDUSTRIAL AND HIGHWAY SAFETY PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                     217 shs.            8/16/95         21,702        89,065
Warrant, exercisable until 2005, to purchase common
  stock at $.01 per share (B)                                        999 shs.            8/16/95         99,866       410,060
                                                                                                   --------------------------
                                                                                                        121,568       499,125
                                                                                                   --------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

JASON, INC.
A DIVERSIFIED MANUFACTURING COMPANY SERVING VARIOUS INDUSTRIAL MARKETS.
-----------------------------------------------------------------------------------------------------------------------------
13% Senior Subordinated Note due 2008                                $510,187             8/4/00       $450,717      $509,728
14% Cumulative Redeemable Preferred Stock Series A               153,119 shs.             8/4/00        153,119       151,038
Limited Partnership Interests of Saw Mill Capital
  Fund II L.P.(B)                                                  1.33% int.             8/3/00        469,350       405,518
Warrant, exercisable until 2009, to purchase common
  stock at $.01 per share (B)                                     26,931 shs.             8/4/00         61,101        38,538
                                                                                                   --------------------------
                                                                                                      1,134,287     1,104,822
                                                                                                   --------------------------

KAPPLER SAFETY GROUP, INC.
A MANUFACTURER OF PROTECTIVE APPAREL FOR THE INDUSTRIAL/SAFETY, CLEAN ROOM AND HEALTHCARE MARKETS.
-----------------------------------------------------------------------------------------------------------------------------
13% Senior Subordinated Note due 2004                              $1,333,600            12/2/96      1,265,889     1,294,259
Warrant, exercisable until 2004, to purchase common
  stock at $.01 per share (B)                                     28,717 shs.            12/2/96        166,700        12,147
                                                                                                   --------------------------
                                                                                                      1,432,589     1,306,406
                                                                                                   --------------------------

KEEPSAKE QUILTING, INC.
A SELLER OF QUILTING FABRICS, BOOKS, PATTERNS, KITS AND NOTIONS TO CONSUMERS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving Note due 2005                  $20,967            6/16/00         20,967        20,697
Senior Secured Floating Rate Tranche A Note due 2007                 $733,855            6/16/00        733,855       725,196
12% Senior Secured Tranche B Note due 2008                           $314,509            6/16/00        289,323       311,049
Limited Partnership Interests of Riverside XVI Holding
  Company L.P.(B)                                                  3.46% int.            6/12/00        235,936       212,342
Warrant, exercisable until 2008, to purchase common
  stock at $.01 per share (B)                                        633 shs.            6/12/00         26,209             6
                                                                                                   --------------------------
                                                                                                      1,306,290     1,269,290
                                                                                                   --------------------------

LANCASTER LABORATORIES, INC.
ONE OF THE LARGEST LABORATORY TESTING OPERATIONS IN THE UNITED STATES.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2007                                $883,929            9/25/00        703,337       874,029
Common Stock (B)                                                 241,071 shs.            9/25/00        241,071       216,964
Warrant, exercisable until 2007, to purchase common
  stock at $.01 per share (B)                                    214,668 shs.            9/25/00        184,420         2,147
                                                                                                   --------------------------
                                                                                                      1,128,828     1,093,140
                                                                                                   --------------------------

LIH INVESTORS, L.P.
A MANUFACTURER AND MARKETER OF A BROAD LINE OF EXTERNAL ACCESSORIES FOR NEW AND USED SPORT UTILITY VEHICLES, TRUCKS AND VANS.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2006                            $2,036,000                  *      1,758,013     1,880,857
Common Stock (B)                                                  30,571 shs.                  *        213,998       171,198
Warrant, exercisable until 2006, to purchase common
  stock at $.11 per share (B)                                     57,402 shs.                  *        318,838           574
                                                                                                   --------------------------
                                                                                                      2,290,849     2,052,629
                                                                                                   --------------------------
* 12/23/98 and 1/28/99

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

LOUIS DREYFUS NATURAL GAS CORPORATION - A.S.E.
AN INDEPENDENT OIL AND GAS COMPANY ENGAGED PRINCIPALLY IN THE ACQUISITION, DEVELOPMENT AND MANAGEMENT OF OIL AND GAS PROPERTIES.
-------------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                  22,752 shs.           12/27/91        $19,356      $938,092
                                                                                                   --------------------------

MAGNETIC DATA TECHNOLOGIES, INC./MDT HOLDINGS LLC
A PROVIDER OF POST-SALES SERVICES TO ELECTRONIC COMPONENT MANUFACTURERS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2007                              $1,600,000             4/9/99      1,285,519     1,153,600
Limited Partnership Interests of MDT Holdings LLC (B)              2.30% int.             4/9/99        651,000        65,100
Warrant, exercisable until 2007, to purchase common
  stock at $.01 per share (B)                                    394,534 shs.             4/9/99        357,486         3,945
                                                                                                   --------------------------
                                                                                                      2,294,005     1,222,645
                                                                                                   --------------------------

MAXTEC INTERNATIONAL CORP.
A MANUFACTURER AND DISTRIBUTOR OF REMOTE CONTROL OPERATING SYSTEMS FOR OVERHEAD CRANES.
-----------------------------------------------------------------------------------------------------------------------------
Senior Floating Rate Revolving Credit Facility due 2001              $230,773            6/28/95        230,773       230,519
Common Stock (B)                                                  38,462 shs.            6/28/95        115,386       103,848
Warrant, exercisable until 2005, to purchase common
  stock at $.01 per share (B)                                     19,795 shs.            6/28/95         85,714           198
                                                                                                   --------------------------
                                                                                                        431,873       334,565
                                                                                                   --------------------------

MERIT INDUSTRIES, INC.
A DESIGNER AND MANUFACTURER OF COIN-OPERATED VIDEO AND DART GAMES.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2006                              $1,353,640            8/19/98      1,280,295       676,820
Limited Partnership Interests of Riverside X Holding
  Company L.P.(B)                                                  3.76% int.                  *        777,554       194,424
Warrant, exercisable until 2006, to purchase limited
  partnership interests at $.01 per share (B)                        927 int.            8/19/98         92,706             9
                                                                                                   --------------------------
                                                                                                      2,150,555       871,253
                                                                                                   --------------------------
* 8/12/98, 8/11/99 and 3/3/00


MICROFINANCIAL, INC.
A LEASING COMPANY SPECIALIZING IN THE LEASING AND RENTAL OF MICROTICKET BUSINESS EQUIPMENT.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2001                                $200,000            4/16/94        184,232       202,820
                                                                                                   --------------------------

MOSS, INC.
A MANUFACTURER AND DISTRIBUTOR OF LARGE DISPLAY AND EXHIBIT STRUCTURES.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving Note due 2005                  $38,440            9/21/00         38,440        37,833
Senior Secured Tranche A Floating Rate Note due 2007                 $768,800            9/21/00        768,800       768,800
12% Senior Secured Tranche B Note due 2008                           $240,250            9/21/00        217,646       238,953
Limited Partnership Interests of Riverside Capital
  Appreciation Fund L.P.(B)                                        3.56% int.            9/20/00        106,829        85,463
Warrant, exercisable until 2008, to purchase common
  stock at $.01 per share (B)                                        264 shs.            9/21/00         23,064             3
                                                                                                   --------------------------
                                                                                                      1,154,779     1,131,052
                                                                                                   --------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

NEXELL THERAPEUTICS
A PROVIDER OF CELL THERAPY TECHNOLOGY TO THE MEDICAL COMMUNITY.
-----------------------------------------------------------------------------------------------------------------------------
3% Cumulative Convertible Preferred Stock Series B,
  due 2008, convertible into common stock at $11 per share           562 shs.           11/24/99     $2,250,000    $2,223,675
Warrant, exercisable until 2008, to purchase common
  stock at $12 per share (B)                                      26,786 shs.           11/24/99             --           268
                                                                                                   --------------------------
                                                                                                      2,250,000     2,223,943
                                                                                                   --------------------------

NPC, INC.
A MANUFACTURER OF FLEXIBLE CONNECTORS AND EQUIPMENT USED IN THE INSTALLATION OF SEWERS AND STORM DRAIN PIPELINES.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving Note due 2006                  $81,356            6/25/99         81,356        80,738
Senior Secured Floating Rate Note due 2006                         $1,764,407            6/25/99      1,764,407     1,753,115
12% Senior Secured Tranche B Note due 2007                           $559,322            6/25/99        486,954       545,954
Limited Partnership Interests of Riverside XIII Holding
  Company L.P.                                                     2.45% int.            6/11/99        194,966       155,987
Warrant, exercisable until 2007, to purchase common
  stock at $.01 per share (B)                                        115 shs.            6/25/99         81,356             1
                                                                                                   --------------------------
                                                                                                      2,609,039     2,535,795
                                                                                                   --------------------------

OLYMPIC BOAT CENTERS, INC.
AN OPERATOR OF BOAT DEALERSHIPS IN WASHINGTON STATE, WISCONSIN, MINNESOTA, AND BRITISH COLUMBIA.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2006                              $1,387,000             8/7/98      1,248,985     1,348,441
12% Senior Subordinated Note due 2008                                $244,154             2/9/00        215,374       244,276
Limited Partnership Interest of Riverside VIII Holding
  Company L.P.(B)                                                  4.94% int.                  *        531,745       478,655
Warrant, exercisable until 2007, to purchase common
  stock at $.01 per share (B)                                     15,166 shs.                 **        206,041        65,382
                                                                                                   --------------------------
                                                                                                      2,202,145     2,136,754
                                                                                                   --------------------------
* 8/7/98, 2/23/99 and 12/22/99
**8/7/98 and 2/29/00


PACIFIC COAST FEATHER COMPANY
A MANUFACTURER AND MARKETER OF NATURAL FILL AND SYNTHETIC FILL BED PILLOWS AND COMFORTERS.
-----------------------------------------------------------------------------------------------------------------------------
15.5% Senior Subordinated Note due 2004                            $1,750,000            6/27/97      1,750,000     1,789,200
                                                                                                   --------------------------

PAR ACQUISITION CORP.
A MANUFACTURER OF FUEL HANDLING SYSTEMS FOR NUCLEAR POWER PLANTS AND HAZARDOUS WASTE.
-----------------------------------------------------------------------------------------------------------------------------
8% Convertible Preferred Stock due 2001, convertible
  into common stock at $2 per share                               83,333 shs.             2/5/93        166,667       270,000
Common Stock (B)                                                 133,333 shs.             2/5/93        333,333       432,000
                                                                                                   --------------------------
                                                                                                        500,000       702,000
                                                                                                   --------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL BUYERS, INC.
A GROUP PURCHASING ORGANIZATION WHICH SPECIALIZES IN ARRANGING AND NEGOTIATING CONTRACTS FOR THE
PURCHASE OF PHARMACEUTICAL GOODS AND MEDICAL EQUIPMENT.
-----------------------------------------------------------------------------------------------------------------------------
10.5% Senior Secured Note due 2005                                   $224,598           11/30/95       $224,598      $228,866
10.5% Senior Secured Convertible Note due 2005, convertible
  into common stock at $50,000 per share                              $97,500           11/30/95         97,500       106,450
Common Stock                                                           3 shs.           11/30/95        169,000       112,001
                                                                                                   --------------------------
                                                                                                        491,098       447,317
                                                                                                   --------------------------
PLASSEIN PACKAGING, INC.
A MANUFACTURER OF FLEXIBLE PACKAGING PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
13% Senior Subordinated Note due 2007                                $379,213            8/15/00        330,199       377,886
12% Junior Subordinated Note due 2008                                $300,907            8/15/00        199,383       269,492
Convertible Preferred Stock, convertible into common
  stock at $1 per share (B)                                      152,607 shs.            8/15/00        152,606       137,346
Common Stock (B)                                                 236,627 shs.            8/15/00        153,293       137,953
Warrant, exercisable until 2008, to purchase common
  stock at $.01 per share (B)                                    158,531 shs.            8/15/00         50,739         1,585
                                                                                                   --------------------------
                                                                                                        886,220       924,262
                                                                                                   --------------------------
POLYMER TECHNOLOGIES,INC./POLI-TWINE WESTERN, INC.
A LEADING MANUFACTURER OF POLYPROPYLENE TWINE FOR THE HAY BAILING MARKETPLACE.
-----------------------------------------------------------------------------------------------------------------------------
11% Senior Subordinated Note due 2010                                $956,250             3/1/00        905,939       942,958
10% Junior Subordinated Note due 2010                                $126,562             3/1/00        126,562       111,628
Common Stock (B)                                                  84,375 shs.             3/1/00         42,188        37,969
Warrant, exercisable until 2010, to purchase common
  stock at $.01 per share (B)                                     84,000 shs.             3/1/00         54,816           840
                                                                                                   --------------------------
                                                                                                      1,129,505     1,093,395
                                                                                                   --------------------------
PPI HOLDINGS COMPANY
A MANUFACTURER OF PLASTIC BOTTLES AND CLOSURES FOR THE NUTRITIONAL, PHARMACEUTICAL, PERSONAL CARE AND FOOD PACKAGING MARKETS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2008                              $1,125,000           12/19/00        984,540     1,122,750
Membership Interests of MM/Lincap PPI Investments, Inc., LLC(B)    1.19% int.           12/21/00        140,625       112,500
                                                                                                   --------------------------
                                                                                                      1,125,165     1,235,250
                                                                                                   --------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

PRECISION DYNAMICS, INC.
A MANUFACTURER OF CUSTOM-DESIGNED SOLENOID VALVES AND CONTROLS.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Revolving
  Credit Facility due 2003                                           $309,700            7/22/96       $309,700      $301,679
Senior Secured Floating Rate Term Note due 2003                    $1,132,850            7/22/96      1,132,850     1,108,311
12% Senior Secured Term Note due 2004                                $244,500            7/22/96        216,545       238,314
8% Preferred Stock                                                   163 shs.            7/22/96        115,958        94,714
Common Stock (B)                                                     299 shs.            7/22/96         14,489         7,244
Warrant, exercisable until 2004, to purchase common
  stock at $.01 per share (B)                                        162 shs.            7/22/96         49,000             2
                                                                                                   --------------------------
                                                                                                      1,838,542     1,750,264
                                                                                                   --------------------------

PROCESS CHEMICALS, LLC
A SPECIALITY CHEMICAL COMPANY THAT MANUFACTURES PROCESS CHEMICALS FOR THE FERTILIZER, ASPHALT AND CONCRETE INDUSTRIES.
-----------------------------------------------------------------------------------------------------------------------------
6% Redeemable Preferred Membership Interests                       1,263 int.                  *      1,385,171     1,264,246
Common Membership Interests                                        4,932 int.                  *         30,059       118,569
                                                                                                   --------------------------
                                                                                                      1,415,230     1,382,815
                                                                                                   --------------------------
* 7/31/97 and 1/4/99


PROTEIN GENETICS, INC.
A PRODUCER OF BOVINE ARTIFICIAL INSEMINATION PRODUCTS, RELATED BREEDING AND HEALTHCARE PRODUCTS AND SPECIALTY GENETICS SOLD
TO THE DAIRY AND BEEF INDUSTRIES.
-----------------------------------------------------------------------------------------------------------------------------
11.67% Senior Secured Note due 2004                                  $173,420            8/12/94        173,420       104,052
9.8% Redeemable Exchangeable Preferred Stock                         332 shs.            8/12/94         33,217         6,643
Common Stock (B)                                                     497 shs.            8/12/94             --            --
                                                                                                   --------------------------
                                                                                                        206,637       110,695
                                                                                                   --------------------------

P W EAGLE PACIFIC INDUSTRIES, INC. - O.T.C.
AN EXTRUDER OF SMALL AND MEDIUM DIAMETER PLASTIC PIPE AND TUBING IN THE UNITED STATES.
-----------------------------------------------------------------------------------------------------------------------------
14% Senior Subordinated Note due 2007                              $1,742,927            9/16/99      1,742,927     1,872,949
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                             101,505 shs.            9/16/99              1       718,503
                                                                                                   --------------------------
                                                                                                      1,742,928     2,591,452
                                                                                                   --------------------------

RENT-WAY, INC. - O.T.C.
AN OPERATOR OF RENT-TO-OWN STORES ACROSS THE UNITED STATES.
-----------------------------------------------------------------------------------------------------------------------------
Warrant, exercisable until 2002, to purchase common
  stock at $9.94 per share (B)                                    10,000 shs.            7/18/95             --           100
                                                                                                   --------------------------

SAFETY SPEED CUT MANUFACTURING
A MANUFACTURER OF VERTICAL PANEL SAWS AND ROUTERS FOR THE WOOD WORKING INDUSTRY.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Floating Rate Tranche A Note due 2007               $1,722,904             6/2/99      1,722,904     1,722,904
12% Senior Secured Tranche B Note due 2007                           $646,089             6/2/99        646,089       645,508
Class B common stock (B)                                             846 shs.             6/2/99        146,456       117,165
                                                                                                   --------------------------
                                                                                                      2,515,449     2,485,577
                                                                                                   --------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

SMG HOLDINGS, INC.
A MANUFACTURER AND DISTRIBUTOR OF BRANDED MEAT PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2008                                $723,000            8/29/00       $601,759      $719,096
Limited Partnership Interest of MHD Holdings, LLC                   0.90%int.            8/29/00        402,000       361,800
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                               2,946 shs.            8/29/00        123,713            29
                                                                                                   --------------------------
                                                                                                      1,127,472     1,080,925
                                                                                                   --------------------------

SNYDER INDUSTRIES, INC.
A MANUFACTURER OF PROPRIETARY ROTATIONALLY MOLDED POLYTHYLENE CONTAINERS.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2007                            $2,250,000            12/6/99      1,993,863     2,246,850
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                 369 shs.            12/6/99        306,818             4
                                                                                                   --------------------------
                                                                                                      2,300,681     2,246,854
                                                                                                   --------------------------

SPECTAGUARD ACQUISITION LLC
THE TENTH LARGEST PROVIDER OF SECURITY OFFICERS IN THE UNITED STATES.
-----------------------------------------------------------------------------------------------------------------------------
14% Senior Subordinated Note due 2008                              $1,056,738             3/1/00      1,037,848     1,050,080
14% Preferred Stock                                                   69 shs.             3/1/00         69,270        59,960
Common Stock (B)                                                  33,393 shs.             3/1/00          4,948         3,957
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                             134,925 shs.             3/1/00         18,890         1,349
                                                                                                   --------------------------
                                                                                                      1,130,956     1,115,346
                                                                                                   --------------------------

STAR INTERNATIONAL INC.
A MANUFACTURER OF COMMERCIAL COOKING APPLIANCES.
-----------------------------------------------------------------------------------------------------------------------------
11% Senior Secured Note due 2004                                     $889,700            1/25/00        843,565       867,102
9.65% Senior Secured Note due 2004                                   $234,626            5/27/94        234,625       225,851
10.5% Subordinated Note due 2004                                     $179,104            5/27/94        179,104       164,414
Common Stock (B)                                                   1,077 shs.            5/27/94         64,904        15,065
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                               1,271 shs.                  *         57,243        17,769
                                                                                                   --------------------------
                                                                                                      1,379,441     1,290,201
                                                                                                   --------------------------
* 5/27/94 and 1/25/00

STRATEGIC EQUIPMENT & SUPPLY PARTNERS, INC.
A PROVIDER OF KITCHEN AND RESTAURANT DESIGN, EQUIPMENT FABRICATION AND INSTALLATION SERVICES.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2008                              $2,250,000            1/14/00      1,892,021     2,248,875
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              17,588 shs.            1/14/00        382,500           176
                                                                                                   --------------------------
                                                                                                      2,274,521     2,249,051
                                                                                                   --------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

THE TRANZONIC COMPANIES
A PRODUCER OF COMMERCIAL AND INDUSTRIAL SUPPLIES, SUCH AS SAFETY PRODUCTS, JANITORIAL SUPPLIES, WORK APPAREL, WASHROOM AND
RESTROOM SUPPLIES AND SANITARY CARE PRODUCTS.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2007                            $1,356,000             2/5/98     $1,206,011    $1,375,662
Common Stock (B)                                                     315 shs.             2/4/98        315,000       283,500
Warrant, exercisable until 2006, to purchase
  shares of Class B common stock at $.01 per share (B)               222 shs.             2/5/98        184,416        57,121
                                                                                                   --------------------------
                                                                                                      1,705,427     1,716,283
                                                                                                   --------------------------

THERMA-TRU CORPORATION
A MANUFACTURER OF RESIDENTIAL EXTERIOR ENTRY DOOR SYSTEMS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2009                                $654,000             5/9/00        507,227       658,578
Limited Partnership Interest of KT Holding Company L.P.(B)         0.27% int.             5/5/00        409,100       368,190
Warrant, exercisable until 2009, to purchase common
  stock at $.01 per share (B)                                        391 shs.             5/9/00        152,055             4
                                                                                                   --------------------------
                                                                                                      1,068,382     1,026,772
                                                                                                   --------------------------

TIDEWATER HOLDINGS, INC.
AN OPERATOR OF A BARGE TRANSPORTATION LINE ON THE COLUMBIA/SNAKE RIVER SYSTEM.
-----------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stock, convertible into common
  stock at $1,000 per share (B)                                      560 shs.            7/25/96        560,000       401,194
Warrant, exercisable until 2008, to purchase common
  stock at $.01 per share (B)                                        237 shs.            7/25/96         24,103       169,703
                                                                                                   --------------------------
                                                                                                        584,103       570,897
                                                                                                   --------------------------

TITAN CORPORATION
A PROVIDER OF INFORMATION TECHNOLOGY SERVICES, FOOD AND MEDICAL STERILIZATION SERVICES AND COMMUNICATION.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                  27,192 shs.            8/31/95         86,610       441,870
                                                                                                   --------------------------

TRANSMONTAIGNE OIL COMPANY - A.S.E.
AN INDEPENDENT PETROLEUM PRODUCT MARKETING COMPANY.
-----------------------------------------------------------------------------------------------------------------------------
Common Stock (B)                                                 277,771 shs.                  *        909,179       687,483
                                                                                                   --------------------------
* 3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95


TREND TECHNOLOGIES, INC.
A MANUFACTURER AND ASSEMBLER OF PLASTIC INJECTION MOLDED PARTS.
-----------------------------------------------------------------------------------------------------------------------------
Limited Partnership Interests of Riverside V Holding
  Company L.P.                                                     4.13% int.                  *        100,518        80,417
Limited Partnership Interests of Riverside V-A Holding
  Company L.P.                                                     4.13% int.                  *        274,482       205,871
                                                                                                   --------------------------
                                                                                                        375,000       286,288
                                                                                                   --------------------------
* 3/21/97, 10/16/97, 11/19/97 and 3/12/99

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------

TRIDEX CORP. - O.T.C.
A DESIGNER AND MANUFACTURER OF POINT-OF-SALE MONITORS AND KEYBOARDS USED BY RETAILERS AND RESTAURANTS.
-----------------------------------------------------------------------------------------------------------------------------
12% Senior Subordinated Note due 2005                              $1,500,000            4/17/98     $1,500,000      $150,000
Common Stock (B)                                                  35,714 shs.            4/17/98        249,998            --
Warrant, exercisable until 2005, to purchase common
  stock at $2.03 per share (B)                                   109,091 shs.            5/26/98              1            --
                                                                                                   --------------------------
                                                                                                      1,749,999       150,000
                                                                                                   --------------------------

TRONAIR, INC.
A DESIGNER, ENGINEER AND MANUFACTURER OF GROUND SUPPORT EQUIPMENT FOR THE BUSINESS, COMMUTER AND COMMERCIAL AVIATION MARKETS.
-----------------------------------------------------------------------------------------------------------------------------
10.5% Senior Secured Term Note due 2008                            $1,353,750            1/20/00      1,353,750     1,319,771
12% Senior Subordinated Note due 2010                                $758,100            1/20/00        704,705       740,512
Common Stock (B)                                                 129,960 shs.            1/20/00        129,960       103,968
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                             148,912 shs.            1/20/00         56,316         1,489
                                                                                                   --------------------------
                                                                                                      2,244,731     2,165,740
                                                                                                   --------------------------

TRUSEAL TECHNOLOGIES, INC.
A MANUFACTURER OF SEALANT SYSTEMS FOR THE NORTH AMERICAN WINDOW AND DOOR MARKET.
-----------------------------------------------------------------------------------------------------------------------------
12.25% Senior Subordinated Note due 2006                           $1,338,000            6/23/97      1,203,621     1,325,824
Limited Partnership Interests (B)                                  5.02% int.            6/17/97        412,300       371,070
Warrant, exercisable until 2006, to purchase limited
  partnership interests at $.01 per unit (B)                         630 uts.            6/23/97        188,536             6
                                                                                                   --------------------------
                                                                                                      1,804,457     1,696,900
                                                                                                   --------------------------

TVI, INC.
A RETAILER OF USED CLOTHING IN THE UNITED STATES, CANADA AND AUSTRALIA.
-----------------------------------------------------------------------------------------------------------------------------
15.971% Senior Subordinated Note due 2008                            $998,469             5/2/00        953,393       990,082
Common Stock (B)                                                 187,500 shs.             5/2/00        187,500       168,750
                                                                                                   --------------------------
                                                                                                      1,140,893     1,158,832
                                                                                                   --------------------------

U.S.NETTING, INC.
A MANUFACTURER OF PLASTIC NETTING FOR A WIDE VARIETY OF INDUSTRIES.
-----------------------------------------------------------------------------------------------------------------------------
Senior Secured Revolving Credit Facility due 2005                     $60,580             5/3/95         60,580        30,357
11% Senior Secured Note due 2005                                     $535,900             5/3/95        535,900       343,887
12% Subordinated Note due 2005                                       $326,200             5/3/95        315,649       188,772
Common Stock (B)                                                   2,457 shs.             5/3/95        195,720         2,457
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                               1,398 shs.             5/3/95         17,971            14
                                                                                                   --------------------------
                                                                                                      1,125,820       565,487
                                                                                                   --------------------------

US AIRWAYS GROUP - N.Y.S.E.
A DOMESTIC AND INTERNATIONAL AIRLINE.
-----------------------------------------------------------------------------------------------------------------------------
10.8% Series A Secured Loan Certificates due 2003                    $260,288            6/29/94        244,691       260,496
                                                                                                   --------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                               Shares, Units,
                                                                  Warrants,
                                                                  Ownership
CORPORATE RESTRICTED SECURITIES: (A)                            or Principal         Acquisition                  Fair Value
(continued)                                                        Amount                Date           Cost      At 12/31/00
-----------------------------------------------------------------------------------------------------------------------------
USFLOW CORPORATION
A DISTRIBUTOR OF INDUSTRIAL PIPES, VALVES AND FITTINGS.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2007                            $1,834,000           12/14/99     $1,607,558    $1,833,083
Class B Common Stock (B)                                             352 shs.           12/14/99        351,600       316,440
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                 299 shs.           12/14/99        244,533             3
                                                                                                   --------------------------
                                                                                                      2,203,691     2,149,526
                                                                                                   --------------------------
VICTORY VENTURES, LLC
AN ACQUIRER OF CONTROLLING OR SUBSTANTIAL INTERESTS IN OTHER ENTITIES.
-----------------------------------------------------------------------------------------------------------------------------
Series A Preferred Units (B)                                       2,817 uts.            12/2/96          6,812         5,635
                                                                                                   --------------------------

VITEX PACKAGING, INC.
A MANUFACTURER OF SPECIALTY PACKAGING, PRIMARILY ENVELOPES AND TAGS USED ON TEA BAGS.
-----------------------------------------------------------------------------------------------------------------------------
12% Subordinated Note due 2008                                     $1,082,787           12/18/00        994,275     1,075,207
Limited Partnership Interests of Riverside VI
  Holding Company L.P.                                             0.03% int.                  *        198,555       158,840
Limited Partnership Interests of Riverside Capital
  Appreciation Fund (B)                                            0.40% int.           12/18/00         42,213        33,779
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                 160 shs.                 **        123,166             2
                                                                                                   --------------------------
                                                                                                      1,358,209     1,267,828
                                                                                                   --------------------------
* 12/30/97 and 9/9/99
**1/2/98 and 12/18/00


WASHINGTON INVENTORY SERVICES, INC.
A PROVIDER OF PHYSICAL INVENTORY TAKING AND OTHER RELATED SERVICES TO RETAILERS.
-----------------------------------------------------------------------------------------------------------------------------
12.5% Senior Subordinated Note due 2008                              $871,875            11/3/00        845,738       870,218
Senior Preferred Stock (B)                                         2,484 shs.            11/1/00        248,379       238,965
Class B Common Stock (B)                                           4,743 shs.            11/1/00          4,743         4,269
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                               2,107 shs.            11/3/00         26,367            21
                                                                                                   --------------------------
                                                                                                      1,125,227     1,113,473
                                                                                                   --------------------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                 101,583,770    90,930,410
                                                                                                   --------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                                             Shares or
CORPORATE RESTRICTED SECURITIES:(A)            Interest         Due          Principal                            Fair Value
(continued)                                      Rate           Date          Amount               Cost          At 12/31/00
----------------------------------------------------------------------------------------------------------------------------
RULE 144A SECURITIES - 6.57%:(A)

BONDS -2.60%
Climachem, Inc.                                 10.750%       12/01/07        $100,000            $96,000            $30,250
Cuddy International Corp.                       10.750        12/01/07         470,000            462,978            117,500
Enserch Exploration, Inc.                        7.540        01/02/09         852,043            852,044            724,237
T C W Leveraged Income Trust, LP                 8.410        03/31/04       1,500,000          1,500,000          1,490,550
----------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS                                                                 $2,922,043          2,911,022          2,362,537
                                                                           ===========        -----------        -----------

CONVERTIBLE BONDS - 2.56%
Commscope, Inc.                                  4.000%       12/15/06        $125,000            125,000             91,322
Home Depot Exchangable Trust                     1.000        02/14/06         685,000            605,797            601,087
Hyperion Solutions Corp.                         4.500        03/15/05         100,000            100,000             78,497
Sanmina Corporation                              0.000        09/12/20       1,200,000            499,500            462,024
Transwitch Corporation                           4.500        09/12/05         120,000            120,000            108,101
Triquint Semiconductor, Inc.                     4.000        03/01/07         470,000            439,835            443,910
Viropharma, Inc.                                 6.000        03/01/07         110,000             75,350             32,725
Vitesse Semiconductor Corp.                      4.000        03/15/05         640,000            478,425            511,309
----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS                                                     $3,450,000          2,443,907          2,328,975
                                                                           ===========        -----------        -----------


CONVERTIBLE PREFERRED STOCK - 1.37%
Alliant Energy Resources, Inc.                                                  13,430            857,208            743,673
D T Industries, Inc.                                                            20,000          1,000,000            500,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                               1,857,208          1,243,673
                                                                                              -----------        -----------


WARRANTS - 0.04%
Winsloew Escrow Corporation (B)                                                    700                  7             35,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                                          7             35,000
                                                                                              -----------        -----------
TOTAL RULE 144A SECURITIES                                                                      7,212,144          5,970,185
                                                                                              -----------        -----------
TOTAL CORPORATE RESTRICTED SECURITIES                                                         108,795,914         96,900,595
                                                                                              -----------        -----------

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                                             Shares or
                                               Interest         Due          Principal                          Market Value
CORPORATE PUBLIC SECURITIES - 14.13%:(A)         Rate           Date          Amount               Cost          At 12/31/00
----------------------------------------------------------------------------------------------------------------------------
BONDS - 7.77%
360 Networks, Inc.                              12.000%       08/01/09        $800,000           $590,000           $596,000
Airplanes Pass Thru Trust                        8.150        03/15/19       1,399,350          1,398,113          1,369,306
Central Tractor Farm & Country                  10.625        04/01/07         300,000            293,250            164,250
Derby Cycle Corp.                               10.000        05/15/08         425,000            425,000            119,000
GFSI Inc.                                        9.625        03/01/07         125,000            104,171             93,750
Grove Worldwide                                  9.250        05/01/08         265,000            231,175             23,850
Haynes International, Inc.                      11.625        09/01/04         580,000            522,950            406,000
Hexcel Corp.                                     9.750        01/15/09         450,000            450,000            398,250
Kevco, Inc.                                     10.375        12/01/07         225,000            123,750             38,250
LLS Corp.                                       11.625        08/01/09         425,000            378,250            343,188
MCMS, Inc.                                       9.750        03/01/08         500,000            500,000            325,000
Neff Corp.                                      10.250        06/01/08         120,000            118,812             52,800
Northwest Airlines Corp.                         8.970        01/02/15         916,358            916,358            978,413
Numatics, Inc.                                   9.625        04/01/08         560,000            547,144            347,200
Sports Club Co.                                 11.375        03/15/06         400,000            388,000            346,500
United Refining Co.                             10.750        06/15/07         980,000            980,000            627,200
Woods Equipment Co., Inc.                       12.000        09/07/15         750,000            750,000            217,500
Winsloew Escrow Corp.                           12.750        08/15/07         700,000            684,033            623,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS                                                                 $9,920,708          9,401,006          7,069,457
                                                                           ===========        -----------        -----------


COMMON STOCK - 3.50%
American Country Holdings, Inc.(B)                                              13,500            188,722             28,687
Beacon Power Corp.(B)                                                           35,000            210,000            350,000
Benson Petroleum, LTD.(B)                                                      100,000             77,204            145,140
BP Prudhoe Bay Royalty Trust                                                     5,090             61,220             62,989
Budget Group, Inc.(B)                                                           47,164            986,991            100,223
Charles River Lab Int'l, Inc.(B)                                                 3,500             56,000             95,812
Computer Horizons Corp.(B)                                                       6,268             31,051             15,278
Convera Corp.(B)                                                                21,050            771,152            373,638
Dreamlife, Inc.(B)                                                              39,375            438,156             36,914
Florist Transworld Delivery, Inc.(B)                                             9,374             13,754             23,435
H C I Direct, Inc.(B)                                                              500                 --                 --
Interbrew (B)                                                                   13,125            383,316            458,894
Ixia (B)                                                                         7,000             91,000            160,125
Key 3 Media Group, Inc.(B)                                                      43,700            264,822            532,594
Proton Energy Systems, Inc.(B)                                                  14,000            177,078            147,000
Rent-Way, Inc. - O.T.C.(B)                                                      30,181            300,001            133,928
Swiss Army Brands, Inc.(B)                                                      21,000            212,150            126,000
Tycom LTD (B)                                                                   17,500            560,000            391,563
----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                              4,822,617          3,182,220
                                                                                              -----------        -----------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000

                                                                             Shares or
CORPORATE PUBLIC SECURITIES:(A)                Interest         Due          Principal                          Market Value
(continued)                                      Rate           Date          Amount               Cost          At 12/31/00
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 2.86%
Commscope, Inc.                                  4.000%       12/15/06         $55,000            $47,506            $40,182
Corning, Inc.                                    0.000        11/08/15         425,000            315,317            307,526
Cox Communications, Inc.                         0.426        04/19/20       1,740,000            689,807            647,784
Cymer, Inc.                                      7.250        08/06/04         305,000            302,200            289,625
Cypress Semiconductor Corp.                      4.000        02/01/05         115,000            115,000             90,128
Hyperion Solutions, Inc.                         4.500        03/15/05          30,000             21,300             23,549
ITC/Deltacom, Inc.                               4.500        05/15/06         700,000            339,500            305,375
Kellstorm Industries, Inc.                       5.500        06/15/03         500,000            427,231            193,375
S C I Systems, Inc.                              3.000        03/15/07         400,000            363,519            318,108
Sanmina Corp.                                    0.000        09/12/20       1,000,000            357,457            385,020
----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS                                                     $5,270,000          2,978,837          2,600,672
                                                                           ===========        -----------        -----------
TOTAL CORPORATE PUBLIC SECURITIES                                                              17,202,460         12,852,349
                                                                                              -----------        -----------


                                               Interest         Due          Principal                          Market Value
SHORT-TERM SECURITIES - 8.64%:                Rate/Yield        Date          Amount               Cost          At 12/31/00
----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 8.64%
Appalachian Power Co.                            8.439%       01/02/01      $1,900,000          1,899,562          1,899,562
Coca-Cola Co.                                    6.627        01/12/01         153,000            152,695            152,695
Conagra, Inc.                                    7.709        01/17/01         130,000            129,563            129,563
Mead Corp.                                       7.719        01/04/01       1,900,000          1,898,797          1,898,797
Qwest Capital Funding, Inc.                      8.126        01/03/01       1,860,000          1,859,173          1,859,173
Union Carbide Corp.                              6.700        01/05/01       1,925,000          1,923,588          1,923,588
----------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES                                                 $7,868,000          7,863,378          7,863,378
                                                                           -----------        -----------        -----------
TOTAL INVESTMENTS                               129.32%                                      $133,861,752        117,616,322
                                                                                              ===========        -----------
        Other Assets                              4.83                                                             4,391,188
        Liabilities                             (34.15)                                                          (31,059,504)
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                100.00%                                                          $90,948,006
============================================================================================================================
(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.


See Notes to Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000
                                                                     Fair Value
CORPORATE RESTRICTED SECURITIES:                                     At 12/31/00
================================================================================
AUTOMOBILE - 4.41%
America's Body Co./LCP Holding Co.                                   $ 1,955,872
LIH Investors, L.P.                                                    2,052,629
--------------------------------------------------------------------------------
                                                                       4,008,501
--------------------------------------------------------------------------------
BEVERAGE,FOOD & TOBACCO - 2.26%
Beta Brands, Inc.                                                        926,637
Cains Foods, L.P.                                                         46,892
SMG Holdings, Inc.                                                     1,080,925
--------------------------------------------------------------------------------
                                                                       2,054,454
--------------------------------------------------------------------------------
BUILDINGS & REAL ESTATE - 6.68%
Adorn, Inc.                                                            1,097,214
Strategic Equipment & Supply Partners, Inc.                            2,249,051
Therma-Tru Corporation                                                 1,026,772
Truseal Technologies, Inc.                                             1,696,900
--------------------------------------------------------------------------------
                                                                       6,069,937
--------------------------------------------------------------------------------
CARGO TRANSPORT - 0.63%
Tidewater Holdings, Inc.                                                 570,897
--------------------------------------------------------------------------------
CHEMICAL, PLASTICS & RUBBER - 2.80%
Contico International, Inc.                                              308,520
Process Chemicals, LLC                                                 1,382,815
Trend Technologies, Inc.                                                 286,288
U.S. Netting, Inc.                                                       565,487
--------------------------------------------------------------------------------
                                                                       2,543,110
--------------------------------------------------------------------------------
CONSUMER PRODUCTS - 11.06%
Alpha Shirt Company                                                    2,213,634
Colibri Holdings Corporation                                           1,078,653
Consumer Product Enterprises, Inc.                                       730,411
Corvest Promotional Products, Inc.                                     2,137,572
G C-Sun Holdings, LP                                                     913,933
Keepsake Quilting, Inc.                                                1,269,290
The Tranzonic Companies                                                1,716,283
--------------------------------------------------------------------------------
                                                                      10,059,776
--------------------------------------------------------------------------------
CONTAINERS, PACKAGING & GLASS - 6.65%
C & K Manufacturing and Sales Company                                    336,856
Capitol Specialty Plastics, Inc.                                             201
Fleming Acquisition Corporation                                           39,962
Plassein Packaging, Inc.                                                 924,262
PPI Holdings Company                                                   1,235,250
Snyder Industries, Inc.                                                2,246,854
Vitex Packaging, Inc.                                                  1,267,828
--------------------------------------------------------------------------------
                                                                       6,051,213
--------------------------------------------------------------------------------


                                                                     Fair Value
CORPORATE RESTRICTED SECURITIES:                                     At 12/31/00
================================================================================
DIVERSIFIED/CONGLOMERATE - MANUFACTURING - 17.84%
Commscope, Inc.                                                          $91,322
D T Industries, Inc.                                                     500,000
Evans Consoles, Inc.                                                   1,613,193
Highgate Capital, LLC                                                    175,000
Hussey Seating Company                                                 1,806,504
Jackson Products, Inc.                                                   499,125
Jason, Inc.                                                            1,104,822
Maxtec International Corp.                                               334,565
NPC, Inc.                                                              2,535,795
PAR Acquisition Corp.                                                    702,000
Pacific Coast Feather Company                                          1,789,200
PW Eagle, Inc.                                                         2,591,452
Safety Speed Cut Manufacturing                                         2,485,577
--------------------------------------------------------------------------------
                                                                      16,228,555
--------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE - SERVICE - 11.10%
Diversco, Inc./DHI Holdings, Inc.                                      1,238,516
Examination Management Services, Inc.                                  2,137,368
Hamilton Funeral Services                                              1,288,663
Lancaster Laboratories, Inc.                                           1,093,140
Magnetic Data Technologies, Inc./ MDT Holdings LLC                     1,222,645
Pharmaceutical Buyers, Inc.                                              447,317
SpectaGuard Acquisition LLC                                            1,115,346
Titan Corporation                                                        441,870
Washington Inventory Services, Inc.                                    1,113,473
--------------------------------------------------------------------------------
                                                                      10,098,338
--------------------------------------------------------------------------------
ELECTRONICS - 7.18%
Directed Electronics, Inc.                                             2,181,763
Hyperion Solutions Corp.                                                  78,497
Intergration Technology Systems, Inc.                                  1,359,122
Precision Dynamics, Inc.                                               1,750,264
Sanmina Corporation                                                      462,024
Transwitch Corporation                                                   108,101
Tridex Corp.                                                             150,000
Triquint Semiconductor, Inc.                                             443,910
--------------------------------------------------------------------------------
                                                                       6,533,681
--------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2000


CORPORATE RESTRICTED SECURITIES:                                     Fair Value
(continued)                                                          At 12/31/00
================================================================================
FARMING & AGRICULTURE - 1.45%
Cuddy International Corp.                                               $117,500
Polymer Technologies, Inc./ Poli-Twine Western, Inc.                   1,093,395
Protein Genetics, Inc.                                                   110,695
--------------------------------------------------------------------------------
                                                                       1,321,590
--------------------------------------------------------------------------------
FINANCE - 0.22%
Microfinancial, Inc.                                                     202,820
--------------------------------------------------------------------------------
HEALTHCARE, EDUCATION & CHILDCARE - 3.68%
Enzymatic Therapy, Inc.                                                1,090,634
Nexell Therapeutics                                                    2,223,943
Viropharma, Inc.                                                          32,725
--------------------------------------------------------------------------------
                                                                       3,347,302
--------------------------------------------------------------------------------
HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 5.14%
Fasteners for Retail, Inc.                                             2,257,114
Moss, Inc.                                                             1,131,052
Star International Holdings, Inc.                                      1,290,202
--------------------------------------------------------------------------------
                                                                       4,678,368
--------------------------------------------------------------------------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.64%
Adventure Entertainment Corporation                                      300,389
Merit Industries, Inc.                                                   871,253
Olympic Boat Centers, Inc.                                             2,136,754
--------------------------------------------------------------------------------
                                                                       3,308,396
--------------------------------------------------------------------------------
MINING, STEEL, IRON & NON PRECIOUS METALS - 1.28%
Better Minerals & Aggregates                                           1,163,281
--------------------------------------------------------------------------------
MISCELLANEOUS - 4.94%
CapeSuccess LLC                                                           45,081
Climachem, Inc.                                                           30,250
Enserch Exploration, Inc.                                                724,237
Immedient Corporation                                                     14,543
TCW Leveraged Income Trust, LP                                         1,490,550
USFlow Corporation                                                     2,149,526
Victory Ventures, LLC                                                      5,635
Winsloew Escrow Corporation                                               35,000
--------------------------------------------------------------------------------
                                                                       4,494,822
--------------------------------------------------------------------------------



CORPORATE RESTRICTED SECURITIES:                                     Fair Value
(continued)                                                          At 12/31/00
================================================================================
OIL AND GAS - 4.69%
Chaparral Resources, Inc.                                                   $134
Golden Bear Oil Specialties                                              171,795
Hanover Compressor Company                                             2,467,715
Louis Dreyfus Natural Gas Corporation                                    938,092
TransMontaigne Oil Company                                               687,483
--------------------------------------------------------------------------------
                                                                       4,265,219
--------------------------------------------------------------------------------
PERSONAL TRANSPORTATION - 2.67%
Tronair, Inc.                                                          2,165,740
U.S. Airways Group                                                       260,496
--------------------------------------------------------------------------------
                                                                       2,426,236
--------------------------------------------------------------------------------
RETAIL STORES - 5.40%
A T I Acquisition Corporation                                          2,693,152
Discount Auto Parts                                                      459,540
Home Depot Exchangable Trust                                             601,087
Rent-Way, Inc.                                                               100
TVI, Inc.                                                              1,158,832
--------------------------------------------------------------------------------
                                                                       4,912,711
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.56%
Vitesse Semiconductor Corp.                                              511,309
--------------------------------------------------------------------------------
TEXTILES - 1.44%
Kappler Safety Group, Inc.                                             1,306,406
--------------------------------------------------------------------------------
UTILITIES - 0.82%
Alliant Energy Resources, Inc.                                           743,673
--------------------------------------------------------------------------------
TOTAL CORPORATE RESTRICTED SECURITIES - 106.54%                      $96,900,595
================================================================================

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2000 and 1999

1. HISTORY

MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances.Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of David L. Babson and Company, Incorporated ("Babson"), the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $96,900,595 (106.54% of net assets) as of December 31, 2000 ($94,529,844 at December 31,
   1999) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 2000, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2000 and 1999

B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. FEDERAL INCOME TAXES

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which Massachusetts Mutual Life Insurance Company ("MassMutual") is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS:

A. NOTE PAYABLE

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at is option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended December 31, 2000 and 1999, the Trust incurred total interest expense on the Note of $831,600 and $836,220, respectively.

B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40 percent per annum or the most recent Federal Funds rate plus a margin of .50 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

   As of December 31, 2000, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 6.88%. For the period ended December 31, 2000, the Trust incurred total interest expense on the Revolver of $733,620, including $8,348 related to the undrawn portion.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS.
December 31, 2000 and 1999

5. PURCHASES AND SALES OF INVESTMENTS

                                           For the year        For the year
                                         ended 12/31/2000    ended 12/31/1999
--------------------------------------------------------------------------------
                                             COST OF INVESTMENTS ACQUIRED
--------------------------------------------------------------------------------
Corporate restricted securities           $ 46,264,559        $ 53,944,544
Corporate public securities                 19,785,860          27,070,126
Short-term securities                      405,373,019         314,268,882

--------------------------------------------------------------------------------
                                          PROCEEDS FROM SALES OR MATURITIES
--------------------------------------------------------------------------------
Corporate restricted securities           $ 43,925,448        $ 36,448,279
Corporate public securities                 29,630,494          47,514,013
Short-term securities                      404,305,452         313,860,414

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2000. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2000 is $16,245,430 and consists of $9,859,787 appreciation and $26,105,217 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 1999. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 1999 is $9,637,928 and consists of $12,606,585 appreciation and $22,244,513 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)

                              Amount      Per Share      Amount      Per Share
--------------------------------------------------------------------------------
                                   MARCH 31,2000              MARCH 31,1999
--------------------------------------------------------------------------------
Investment income            $2,913,615                 $2,961,161
Net investment income         2,222,077       $0.24      2,294,359       $0.24
Net realized and unrealized
 gain (loss)on investments    6,278,781        0.67     (2,087,179)      (0.22)

--------------------------------------------------------------------------------
                                   JUNE 30,2000                JUNE 30,1999
--------------------------------------------------------------------------------
Investment income             3,093,161                  2,967,002
Net investment income         2,410,073        0.26      2,302,183        0.25
Net realized and unrealized
 gain on investments          3,261,864        0.35        464,179        0.05

--------------------------------------------------------------------------------
                                 SEPTEMBER 30,2000          SEPTEMBER 30,1999
--------------------------------------------------------------------------------
Investment income             3,052,915                  3,127,288
Net investment income         2,207,519        0.24      2,352,534        0.25
Net realized and unrealized
 loss on investments         (4,938,226)      (0.53)    (3,159,151)      (0.34)

--------------------------------------------------------------------------------
                                 DECEMBER 31,2000           DECEMBER 31,1999
--------------------------------------------------------------------------------
Investment income             3,141,569                  2,699,263
Net investment income         2,500,535        0.26      2,072,961        0.23
Net realized and unrealized
 loss on investments         (5,916,767)      (0.63)      (152,755)      (0.02)

   [PHOTO]
STUART H. REESE



MEMBERS OF THE
BOARD OF TRUSTEES

STUART H. REESE
Executive Vice President and
Chief Investment Officer,
Massachusetts Mutual Life
Insurance Company

RICHARD G. DOOLEY
Retired Executive
Vice President and
Chief Investment Officer,
Massachusetts Mutual Life
Insurance Company

MILTON COOPER
Chairman,
Kimco Realty Corp.

CORINE T. NORGAARD*
Dean, Barney School
of Business and
Public Administration,
University of Hartford

JACK A. LAUGHERY
Chairman,
Laughery Investments

DONALD GLICKMAN
Chairman,
Donald Glickman
& Company, Inc.

MARTIN T. HART*
President and Director,
H Corporation

DONALD E. BENSON*
Executive Vice President
and Director,
Marquette Bancshares, Inc.

*Member of Audit Committee




   [PHOTO]                         [PHOTO]                      [PHOTO]
RICHARD G. DOOLEY               MILTON COOPER              CORINE T. NORGAARD

--------------------------------------------------------------------------------
Independent Auditors' Report

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF MASSMUTUAL PARTICIPATION INVESTORS

We have audited the accompanying consolidated statements of assets and liabilities of MassMutual Participation Investors (the "Trust"), including the consolidated schedule of investments, as of December 31, 2000 and 1999, and the related consolidated statements of operations, cash flows, changes in net assets, and the consolidated financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998 and for each year of the years in the eight-year period then ended were audited by other auditors, whose report, dated February 25, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2000 and 1999, and the results of its operations, its cash flows, its changes in net assets, and financial highlights for the years then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

New York, New York
February 9, 2001

OFFICERS

STUART H. REESE
Chairman

RICHARD G. DOOLEY
Vice Chairman

ROBERT E. JOYAL
President

CHARLES C. MCCOBB, JR.
Vice President and
Chief Financial Officer

STEPHEN L. KUHN
Vice President and Secretary

MICHAEL P. HERMSEN
Vice President

MARY WILSON KIBBE
Vice President

MICHAEL L. KLOFAS
Vice President

RICHARD C. MORRISON
Vice President

CLIFFORD M. NOREEN
Vice President

MARK B. ACKERMAN
Treasurer

VICTORIA FORTIER
Comptroller


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received,which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder).

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673

MASSMUTUAL PARTICIPATION INVESTORS
1295 State Street
Springfield, Massachusetts 01111-0001
(413)744-8480  www.massmutual.com/mpv

ADVISER
David L. Babson & Company Inc.

AUDITOR
Deloitte & Touche LLP
New York, New York 10281

CUSTODIAN
The Chase Manhattan Bank, N.A.

TRANSFER AGENT & Registrar
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374



    [PHOTOS]             [PHOTOS]            [PHOTOS]              [PHOTOS]

JACK A. LAUGHERY      DONALD GLICKMAN      MARTIN T. HART      DONALD E. BENSON

MASSMUTUAL PARTICIPATION INVESTORS                                        L4288A